Information about Component of Consolidated Statements of Comprehensive Income - Schedule of Cost of Sales (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Cost of Sales [Abstract]
Inventories as of the beginning of the year	$ 110,913,884	$ 112,000,786	$ 78,775,003
Loss of control	(82,999,205)
Additions related to Business combination	2,235,482	4,020,771	11,182,602
Purchases of the year	149,950,181	249,648,267	233,465,488
Production costs	25,177,920	25,819,152	23,234,862
Foreign currency translation	382,092	(1,206,764)	806,903
Subtotal	205,660,354	390,282,212	347,464,858
Inventories as of the end of the year	(2,235,482)	(110,913,884)	(112,000,786)
Cost of sales	$ 203,424,872	$ 279,368,328	$ 235,464,072